Other Income and Expenses - Summary of other income and expenses (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Sep. 30, 2018 MXN ($)
Other income:
Gain on sale of long-lived assets		$ 269	$ 190
Cancellation of contingencies		84	116
Leases		6
Foreign Exchange gain related to operating activities		6	96
Tax actualization effects		896
Other			5
Other income	$ 64	1,261	407
Other expenses:
Provisions for contingencies		627	619
Loss on the retirement of long-lived assets		198	82
Loss on sale of long-lived assets		231	127
Severance payments		1,058	99
Donations		11	117
Leases		6
Other		99	200
Other expenses	$ 113	$ 2,230	$ 1,244